COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

22.COMMITMENTS AND CONTINGENCIES

Contingencies

The Company’s operations are subject to a variety of local and state regulations. Failure to comply with one or more of these regulations could result in fines, restrictions on its operations, or revocation, cancellation, non-renewal or other losses of permits, licensed and entitlements that could result in the Company ceasing operations. While management of the Company believes that the Company is in compliance with applicable local and state statues, regulations, and ordinances as of December 31, 2021 and 2020, cannabis laws and regulations continue to evolve and are subject to differing interpretations. As a result, the Company may be subject to regulatory fines, penalties or restrictions in the future.

Royalty

Effective as of May 9, 2019, Sweet & Salty, Inc., a California corporation (“Lender”) and GH Brands LLC, a California limited liability company and subsidiary of the Company (“GH Brands”) entered into a License and Services Agreement, pursuant to which Lender granted to GH Brands an exclusive, transferable, sublicensable, right and license to use, exploit and incorporate the name, nicknames, initials, signature, voice, image, likeness, and photographic or graphic representations of likeness, statements and biography of the artist Annabella Avery Thorne, professionally known as Bella Thorne, for all purposes relating to or in connection with the development, quality control, cultivation, extraction, manufacture, production, branding, testing, advertising, marketing, promotion, commercialization, packaging, distribution, exploitation and/or sale of the products of GH Brands and its affiliates. The term of the License and Service Agreement is 3 years, with the right to renew upon 60 days prior notice for an additional 2-year term. Royalty fees for Bella Thorne branded boxes are 10% for the 1st year and 12% for years 2 to 5. Royalty fees for flower products and accessories are 6% for the 1st year, 7% for the 2nd year and 8% for years 3 to 5. Minimum guarantee fees are recoupable against royalties for an initial term of $1,000,000 ($50,000 initial payment, $200,000 for the 1st year, $375,000 for the 2nd year and $375,000 for the 3rd year). The agreement provides an option to renew for a 2-year term with a guaranteed minimum fee of $1,500,000 ($750,000 for the 4th year, $750,000 for the 5th year). During the years ended December 31, 2021 and 2020, the Company recognized expenses related to these royalties in the amount of $388,436 and $137,500, respectively. As of December 31, 2021 and 2020, the Company has $328,125 and nil, respectively, due under this royalty agreement which are included in accounts payable and accrued liabilities in the Consolidated Balance Sheets

22.COMMITMENTS AND CONTINGENCIES (Continued)

Claims and Litigation

From time to time, the Company may be involved in litigation relating to claims arising out of operations in the normal course of business. As of December 31, 2021 and 2020, there were no pending or threatening lawsuits that could be reasonably assessed to have resulted in a probable loss to the Company in an amount that can be reasonably estimated. As such, no accrual has been made in the Consolidated Financial Statements relating to claims and litigations. As of December 31, 2021 and 2020, there were also no proceedings in which any of the Company’s directors, officers or affiliates were an adverse party to the Company or had a material interest adverse to the Company’s interest.

Element 7 Transaction

Effective February 23, 2021, the Company entered into a Merger and Exchange Agreement (the “Element 7 Merger Agreement”) with Element 7 whereby the Company has the right, subject to satisfactory completion of due diligence and other conditions, to obtain all of the equity interests held by Element 7 in seventeen holding companies that hold the rights to in-process state and local cannabis retail licenses or license applications, some of which are partially owned. Under the Element 7 Merger Agreement, the Company is obligated to purchase all such equity interests for each retail cannabis license that meets the conditions for sale and Element 7 is obligated to sell such equity interests. The consideration payable under the Element 7 Merger Agreement is $1,500,000 for 100% of Element 7’s equity interests in each cannabis retail license holding entity payable in equity shares of the Company at $10 per share (plus certain pre-close convertible debt financing of up to $4,000,000). Conditions to closing the transaction include, among other things, the availability of $25,000,000 for development of certain Element 7 retail cannabis licenses, and the delivery by Element 7 of certain leases.

In addition, effective February 23, 2021, the Company entered into a License Development and Consulting Agreement (the “Element 7 License Agreement”) with Element 7 to provide certain retail consulting services to develop and obtain up to thirty-four cannabis retail licenses in exchange for the payment of certain fees as set forth in the Element 7 License Agreement, including, without limitation, a fixed fee of up to $5,580,000 and $150,000 for each transfer of retail cannabis license developed and transferred to GH Group. During the year ended December 31, 2021, the Company paid $2,274,167 which was recorded as a note receivable, see “Note 5 - Notes Receivable” for further information.

In November 2021, the Company terminated the Element 7 Merger Agreement and the Element 7 License Agreement and filed suit against Element 7 for, among other things, fraud and breach of contract and demanded performance under the Merger and Exchange Agreement and Consulting Agreement executed on February 23, 2021. As of December 31, 2021, the Company received membership or equity interests in one entity out of seventeen entities that were contractually committed to be transferred under the Merger Agreement. Accordingly, 150,000 Subordinate Voting Shares are to be issued, see “Note 18 - Shareholders’ Equity” for further information. The Company believes the likelihood of a loss contingency is neither probable nor remote. As such, no amount has been accrued in the financial statements.